The components of lease expenses for the periods ended September 30, 2022 were as follows: (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Following Table Provides Summary Of Leases By Balance Sheet Category As Of September 30 2022
Operating lease cost	$ 162,000	$ 486,000
Short-term lease cost
Variable lease cost